Trade and other receivables - Summary of trade and other current receivables (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Trade receivables	₽ 117,267	₽ 141,125
Taxes receivable	3,235	2,881
Other receivables	13,968	10,596
Total trade and other receivables	134,470	154,602
Trade and other receivables.
Trade and other receivables
Allowance for expected credit losses	₽ 3,581	₽ 17,337